Accrued Expenses and Other Liabilities (Details) - Schedule of accrued expenses and other liabilities - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Schedule Of Accrued Expenses And Other Liabilities Abstract
Accrued payroll and welfare	$ 519,241	$ 463,232
Other payable for leasehold improvements	1,520,202	1,532,075
Accrued professional service expenses	327,733	231,992
Other current liabilities	1,162,310	819,677
Total	$ 3,529,486	$ 3,046,976